SHORT-TERM LOAN (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 21, 2016 USD ($)	Dec. 21, 2016 CNY (¥)	Nov. 08, 2016 USD ($)	Nov. 08, 2016 CNY (¥)	Jul. 21, 2016 USD ($)	Jul. 21, 2016 CNY (¥)
Short-term loan
Bank borrowings		$ 4,222,000	¥ 29,311,000
Total		$ 4,222,000	¥ 29,311,000
SPD Bank (Beijing) | Short-term loan
Short-term loan
Bank borrowings	¥ 60,000,000
Interest rate (as a percent)	7.20%
Maturity term	12 months
Fixed deposit from Chinacache Holdings pledged to secure the loan	¥ 68,000,000
Jiangsu Bank (Beijing) | Short-term loan
Short-term loan
Bank borrowings				$ 1,440,000	¥ 10,000,000	$ 1,432,000	¥ 9,940,000	$ 1,350,000	¥ 9,371,000
Interest rate (as a percent)		5.655%	5.655%
Maturity term		12 months